UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX
          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-03416
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                               The Calvert Fund
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               (Exact name of registrant as specified in charter)

            4550 Montgomery Ave., Suite 1000N, Bethesda, MD 20814
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        (Address of principal executive offices)   (Zip code)

     Ivy Wafford Duke, 4550 Montgomery Ave.,Suite 1000N, Bethesda, MD 20814
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                     (Name and address of agent for service)

Registrant's telephone number, including area code:  301-951-4800
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Date of fiscal year end:  September 30
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Date of reporting period: June 30, 2011
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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-03416
Reporting Period: 07/01/2010 - 06/30/2011
The Calvert Fund









=========================== CALVERT GOVERNMENT FUND ============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



========================= CALVERT HIGH YIELD BOND FUND =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



============================= CALVERT INCOME FUND ==============================


CNO FINANCIAL GROUP INC.

Ticker:       CNO            Security ID:  12621E103
Meeting Date: MAY 12, 2011   Meeting Type: Annual
Record Date:  MAR 14, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Robert C. Greving        For       Against      Management
2     Elect Director R. Keith Long            For       Against      Management
3     Elect Director Charles W. Murphy        For       Against      Management
4     Elect Director C. James Prieur          For       Against      Management
5     Elect Director Neal C. Schneider        For       Against      Management
6     Elect Director Frederick J. Sievert     For       Against      Management
7     Elect Director Michael T. Tokarz        For       Against      Management
8     Elect Director John G. Turner           For       Against      Management
9     Ratify Auditors                         For       For          Management
10    Advisory Vote to Ratify Named Executive For       For          Management
      Officers' Compensation
11    Advisory Vote on Say on Pay Frequency   One Year  One Year     Management




======================== CALVERT LONG-TERM INCOME FUND =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



====================== CALVERT NEW VISION SMALL CAP FUND =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



====================== CALVERT SHORT DURATION INCOME FUND ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



======================== CALVERT SHORT-TERM GOVERNMENT =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



======================= CALVERT ULTRA-SHORT INCOME FUND ========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========== END NPX REPORT

                                   SIGNATURES

         Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Calvert Fund
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By (Signature & Title) /s/ Barbara J. Krumsiek,
                           President -- Principal Executive Officer
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Date             August 15, 2011
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